AUGUST 2021 STOCK REDEMPTION (Details Narrative) - Redemption Agreement [Member] - USD ($)			1 Months Ended
	Aug. 10, 2021	Aug. 05, 2021	Aug. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed			19,623,155
Koncepts and Treasure Green [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares redeemed		19,623,155
Conversion of stock, amount issued	$ 7,162,000	$ 7,162,000